Expense Example - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Nov. 08, 2023 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example:
1 year	$ 514
3 years	757
5 years	1,018
10 years	1,764
Fidelity Advisor High Income Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,054
Fidelity Advisor High Income Fund - Class I
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	1,213
Fidelity Advisor High Income Fund - Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Fidelity Advisor High Income Fund - Class A
Expense Example:
1 year	513
3 years	754
5 years	1,013
10 years	$ 1,753